Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

	Property and equipment	Leasehold improvements	Total
	(in € millions)
Cost
At January 1, 2021	56	346	402
Additions	26	55	81
Disposals	(1)	(1)	(2)
Exchange differences	2	22	24
At December 31, 2021	83	422	505
Additions	8	11	19
Disposals	(1)	—	(1)
Exchange differences	2	15	17
At December 31, 2022	92	448	540
Accumulated depreciation
At January 1, 2021	(36)	(53)	(89)
Depreciation charge	(9)	(32)	(41)
Disposals	—	1	1
Exchange differences	(1)	(3)	(4)
At December 31, 2021	(46)	(87)	(133)
Depreciation charge	(15)	(44)	(59)
Disposals	1	—	1
Exchange differences	—	(1)	(1)
At December 31, 2022	(60)	(132)	(192)
Cost, net accumulated depreciation
At December 31, 2021	37	335	372
At December 31, 2022	32	316	348